Income Taxes (Tables)	12 Months Ended
Jul. 31, 2013
Income Taxes
Schedule of significant components of deferred tax assets

Significant components of the Company’s deferred tax assets as of July 31, 2013 and 2012 are listed below (in thousands):

	2013	2012
Net operating loss carryforwards	4,444,000	1,986,000
Credits	190,000	124,000
Start-up costs	67,000	72,000
Accumulated Depreciation	450,000	282,000
Other	253,000	129,000
Net deferred tax assets	5,404,000	2,593,000
Valuation allowance for deferred tax assets	(5,404,000)	(2,593,000)
Net deferred taxes	$—	$—

Schedule of reconciliation of incomes taxes using the statutory income tax rate, compared to the effective rate

	2013	2012
Federal tax benefit a the expected statutory rate	34.00%	34.00%
State income tax, net of federal tax benefit	(0.01)%	(0.07)%
Loss on extinguishment of debt	(0.00)%	(11.48)%
Adjustment to fair value of derivative liabilities	0.00%	63.20%
Non-deductible expenses	(0.08)%	(6.63)%
Change in valuation allowance	(33.93)%	(81.58)%
Other	0.00%	2.45%
Income tax benefit — effective rate	(0.02)%	(0.11)%